Pension and Postretirement Benefit Plans and Defined Contribution Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Amortization of:
Curtailments			$ (59)
(Income)/cost reported in Other comprehensive income/(loss)	(581)	[1]	(473)	[1]	(284)	[1]
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	301	[2],[3],[4]	357	[2],[3],[4]	351	[2]
Interest cost	666	[2],[3],[4]	697	[2],[3],[4]	734	[2]
Expected return on plan assets	(999)	[2]	(983)	[2]	(871)	[2]
Amortization of:
Actuarial losses	355	[2]	306	[2]	145	[2]
Prior service credits	(7)	[2]	(10)	[2]	(8)	[2]
Curtailments	0	[2]	(62)	[2]	(4)	[2]
Settlements	113	[2]	145	[2]	99	[2]
Special termination benefits	0	[2]	8	[2]	23	[2]
Net periodic benefit costs reported in Income	429	[2]	458	[2]	469	[2]
(Income)/cost reported in Other comprehensive income/(loss)	(3,044)	[2]	461	[2]	1,879	[2]
(Income)/cost recognized in Comprehensive income	(2,615)	[2]	919	[2]	2,348	[2]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	26	[3],[5],[6]	35	[3],[5],[6]	36	[5]
Interest cost	67	[3],[5],[6]	62	[3],[5],[6]	72	[5]
Expected return on plan assets	0	[5]	0	[5]	0	[5]
Amortization of:
Actuarial losses	51	[5]	41	[5]	36	[5]
Prior service credits	(2)	[5]	(3)	[5]	(3)	[5]
Curtailments	0	[5]	(9)	[5]	(1)	[5]
Settlements	40	[5]	33	[5]	24	[5]
Special termination benefits	0	[5]	30	[5]	26	[5]
Net periodic benefit costs reported in Income	182	[5]	189	[5]	190	[5]
(Income)/cost reported in Other comprehensive income/(loss)	(255)	[5]	110	[5]	36	[5]
(Income)/cost recognized in Comprehensive income	(73)	[5]	299	[5]	226	[5]
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	216	[3],[7],[8]	215	[3],[7],[8]	243	[7]
Interest cost	378	[3],[7],[8]	406	[3],[7],[8]	443	[7]
Expected return on plan assets	(407)	[7]	(424)	[7]	(437)	[7]
Amortization of:
Actuarial losses	129	[7]	93	[7]	86	[7]
Prior service credits	(5)	[7]	(7)	[7]	(5)	[7]
Curtailments	(20)	[7]	(16)	[7]	(14)	[7]
Settlements	22	[7]	7	[7]	14	[7]
Special termination benefits	4	[7]	5	[7]	5	[7]
Net periodic benefit costs reported in Income	317	[7]	279	[7]	335	[7]
(Income)/cost reported in Other comprehensive income/(loss)	(569)	[7]	759	[7]	(365)	[7]
(Income)/cost recognized in Comprehensive income	(252)	[7]	1,038	[7]	(30)	[7]
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	61	[10],[3],[9]	68	[10],[3],[9]	68	[9]
Interest cost	166	[10],[3],[9]	182	[10],[3],[9]	195	[9]
Expected return on plan assets	(55)	[9]	(46)	[9]	(35)	[9]
Amortization of:
Actuarial losses	46	[9]	33	[9]	17	[9]
Prior service credits	(44)	[9]	(49)	[9]	(53)	[9]
Curtailments	(11)	[9]	(65)	[9]	(68)	[9]
Settlements	0	[9]	0	[9]	0	[9]
Special termination benefits	0	[9]	6	[9]	3	[9]
Net periodic benefit costs reported in Income	163	[9]	129	[9]	127	[9]
(Income)/cost reported in Other comprehensive income/(loss)	(736)	[9]	267	[9]	421	[9]
(Income)/cost recognized in Comprehensive income	$ (573)	[9]	$ 396	[9]	$ 548	[9]

[1]	Generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income. For additional information, see Note 11. Pension and Postretirement Benefit Plans and Defined Contribution Plans.
[2]	2013 v. 2012––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) lower service cost resulting from cost reduction initiatives, (ii) lower settlements and (iii) higher expected return on plan assets resulting from an increased plan asset base partially offset by the curtailment gain in the second quarter of 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses. 2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) higher curtailments resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by higher settlements and an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011).
[3]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $13.7 billion in 2013 and $15.9 billion in 2012. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2013 and $1.5 billion 2012. The ABO for our international pension plans was $9.7 billion in 2013 and $9.4 billion in 2012.
[4]	The favorable change in the funded status of our U.S. qualified plans is primarily due to the plan gains resulting from the increase in the discount rate and an increase in plan assets. The curtailments in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico had a favorable impact on the 2012 funded status.
[5]	2013 v. 2012––The decrease in net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was primarily driven by special termination benefits in 2012, partially offset by an increase in the amounts amortized for actuarial losses resulting from a decrease in the discount rate, and the curtailment gain in the second quarter of 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. 2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity.
[6]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[7]	2013 v. 2012––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from changes in assumptions, (ii) lower expected return on plan assets driven by lower expected rate of return in certain significant plans, (iii) higher settlements and (iv) 2012 curtailment gains, partially offset by lower interest costs resulting from the decrease in discount rates. 2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by restructuring activities in the U.K. and Ireland in 2011. Also, the decrease in discount rates resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses.
[8]	The favorable change in the funded status of our international plans is primarily due to an increase in plan assets partially offset by plan losses resulting from changes in actuarial assumptions. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist or the law requires.
[9]	2013 v. 2012––The increase in net periodic benefit cost for our postretirement plans was primarily driven by 2012 curtailment gains, partially offset by higher expected return on plan assets and 2012 special termination benefits. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses. 2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets.
[10]	The favorable change in the funded status of our postretirement plans is primarily due to the plan gains resulting from the increase in the discount rate and the impact of a decision to move participants to Medicare Advantage effective January 1, 2015.